CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 82.5%
Communication Services - 4.1%
Advertising - 0.1%
AppLovin Corp. - Class A (a)	490	$152,909

Integrated Telecommunication Services - 0.8%
AT&T, Inc.	10,751	278,343
Comcast Corp. - Class A	94	2,502
Deutsche Telekom AG	7,553	248,983
NTT, Inc.	261,057	281,893
Verizon Communications, Inc.	6,796	339,936
		1,151,657
Interactive Home Entertainment - 0.3%
NetEase, Inc.	9,275	227,661
Nintendo Co. Ltd.	3,064	173,464
ROBLOX Corp. - Class A (a)	2,532	104,546
Take-Two Interactive Software, Inc. (a)	62	13,622
		519,293
Interactive Media & Services - 1.8%
Alphabet, Inc. - Class A	3,204	1,087,278
Alphabet, Inc. - Class C	2,220	744,610
Baidu, Inc. - Class A (a)	13,779	169,107
Meta Platforms, Inc. - Class A	638	365,153
Tencent Holdings Ltd.	3,215	185,801
		2,551,949
Movies & Entertainment - 0.7%
Netflix, Inc. (a)	5,937	481,194
Spotify Technology SA (a)	429	233,213
Walt Disney Co.	2,430	261,346
Warner Bros Discovery, Inc. (a)	2,660	75,890
		1,051,643
Wireless Telecommunication Services - 0.4%
KDDI Corp.	14,922	276,442
SoftBank Group Corp.	7,155	232,902
T-Mobile US, Inc.	223	40,238
		549,582
Total Communication Services		5,977,033

Consumer Discretionary - 6.0%
Apparel Retail - 0.8%
Fast Retailing Co. Ltd.	718	325,628
Industria de Diseno Textil SA	4,627	311,720
Ross Stores, Inc.	1,461	333,897

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
TJX Cos., Inc.	1,770	$237,021
		1,208,266
Apparel, Accessories & Luxury Goods - 1.0%
Cie Financiere Richemont SA	1,279	304,026
Hermes International SCA	118	216,696
LVMH Moet Hennessy Louis Vuitton SE	388	204,294
Tapestry, Inc.	5,447	672,105
		1,397,121
Automobile Manufacturers - 0.6%
BYD Co. Ltd. - Class H	18,450	205,250
Ford Motor Co.	131	1,826
General Motors Co.	266	22,961
Mercedes-Benz Group AG	3,924	215,225
Tesla, Inc. (a)	526	193,542
Toyota Motor Corp.	13,408	264,886
		903,690
Automotive Retail - 0.2%
AutoZone, Inc. (a)	78	233,317
Carvana Co. (a)	200	14,692
O'Reilly Automotive, Inc. (a)	267	23,709
		271,718
Broadline Retail - 1.7%
Alibaba Group Holding Ltd.	12,414	180,862
Amazon.com, Inc. (a)	4,479	1,163,510
eBay, Inc.	669	69,282
MercadoLibre, Inc. (a)	151	292,366
Naspers Ltd. - ADR	5,026	49,054
Naspers Ltd.	3,712	181,673
Prosus NV	3,773	167,982
Wesfarmers Ltd.	4,859	276,606
		2,381,335
Consumer Electronics - 0.2%
Sony Group Corp.	9,004	226,354

Footwear - 0.1%
NIKE, Inc. - Class B	4,331	169,169

Home Improvement Retail - 0.4%
Home Depot, Inc.	882	289,146
Lowe's Cos., Inc.	1,424	291,493
		580,639
Hotels, Resorts & Cruise Lines - 0.4%
Airbnb, Inc. - Class A (a)	1,548	283,625
Booking Holdings, Inc.	1,355	269,767

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Hilton Worldwide Holdings, Inc.	36	$11,386
Marriott International, Inc. - Class A	111	37,935
Royal Caribbean Cruises Ltd.	107	28,755
		631,468
Restaurants - 0.6%
Chipotle Mexican Grill, Inc. (a)	255	9,698
Compass Group PLC	7,921	242,779
DoorDash, Inc. - Class A (a)	8	1,854
McDonald's Corp.	1,271	334,959
Meituan - Class B (a)(b)	20,067	201,990
Starbucks Corp.	275	29,219
Yum! Brands, Inc.	208	31,888
		852,387
Total Consumer Discretionary		8,622,147

Consumer Staples - 4.8%
Brewers - 0.2%
Anheuser-Busch InBev SA	4,165	330,328

Consumer Staples Merchandise Retail - 1.9%
Costco Wholesale Corp.	285	269,008
Target Corp.	486	78,188
Walmart, Inc.	23,009	2,412,954
		2,760,150
Distillers & Vintners - 0.2%
Diageo PLC	11,381	263,548

Food Retail - 0.0% (c)
Kroger Co.	202	11,623

Household Products - 0.3%
Colgate-Palmolive Co.	372	33,413
Procter & Gamble Co.	1,578	228,999
Reckitt Benckiser Group PLC	3,187	221,619
		484,031
Packaged Foods & Meats - 0.7%
Danone SA	2,851	212,868
General Mills, Inc.	4,757	195,988
Hershey Co.	1,070	188,545
Mondelez International, Inc. - Class A	2,969	184,286
Nestle SA	2,719	265,122
		1,046,809
Personal Care Products - 0.4%
Kenvue, Inc.	105	1,982

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
L'Oreal SA	594	$265,428
Unilever PLC	3,826	247,598
		515,008
Soft Drinks & Non-alcoholic Beverages - 0.4%
Coca-Cola Co.	3,686	326,838
Keurig Dr Pepper, Inc.	42	1,338
Monster Beverage Corp. (a)	744	34,165
PepsiCo, Inc.	1,819	255,278
		617,619
Tobacco - 0.7%
Altria Group, Inc.	510	34,925
British American Tobacco PLC	5,100	285,334
Philip Morris International, Inc.	3,470	649,931
		970,190
Total Consumer Staples		6,999,306

Energy - 5.0%
Coal & Consumable Fuels - 0.4%
Cameco Corp.	2,037	201,174
China Shenhua Energy Co. Ltd. - Class H	50,291	297,443
		498,617
Integrated Oil & Gas - 3.4%
BP PLC	46,236	322,332
Chevron Corp.	1,999	412,074
China Petroleum & Chemical Corp. - Class H	493,171	301,057
ExxonMobil Holdings Corp.	15,384	2,476,055
Occidental Petroleum Corp.	50	3,009
PetroChina Co. Ltd. - Class H	276,177	358,326
Shell PLC	7,143	323,705
Suncor Energy, Inc.	5,644	377,624
TotalEnergies SE	4,271	374,702
		4,948,884
Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	4,773	303,324
SLB Ltd.	550	33,055
		336,379
Oil & Gas Exploration & Production - 0.3%
Canadian Natural Resources Ltd.	7,399	370,978
ConocoPhillips	518	68,630
Diamondback Energy, Inc.	20	4,009
EOG Resources, Inc.	59	8,553
		452,170
Oil & Gas Refining & Marketing - 0.2%
Marathon Petroleum Corp.	261	97,437
Phillips 66	510	125,756

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Valero Energy Corp.	44	$15,792
		238,985
Oil & Gas Storage & Transportation - 0.5%
Cheniere Energy, Inc.	273	79,631
Enbridge, Inc.	5,416	274,405
Kinder Morgan, Inc.	228	7,351
ONEOK, Inc.	97	9,313
TC Energy Corp.	4,684	293,285
Williams Cos., Inc.	544	40,827
		704,812
Total Energy		7,179,847

Financials - 20.9%
Asset Management & Custody Banks - 0.7%
Ameriprise Financial, Inc.	170	94,029
Ares Management Corp. - Class A	355	50,825
Bank of New York Mellon Corp.	70	11,290
Blackrock, Inc.	255	294,681
Blackstone, Inc.	2,035	291,493
Brookfield Corp.	5,905	243,404
KKR & Co., Inc.	256	28,088
		1,013,810
Commercial & Residential Mortgage Finance - 0.1%
Rocket Cos., Inc. - Class A (a)	15,542	208,418

Consumer Finance - 0.5%
American Express Co.	1,278	421,957
Capital One Financial Corp.	1,247	267,494
		689,451
Diversified Banks - 10.4%
Agricultural Bank of China Ltd. - Class H	372,871	301,828
ANZ Group Holdings Ltd.	11,091	295,658
Banco Bilbao Vizcaya Argentaria SA	14,034	408,018
Banco Santander SA	26,086	383,721
Bank of America Corp.	9,486	587,563
Bank of China Ltd. - Class H	471,145	354,631
Bank of Montreal	2,043	348,237
Bank of Nova Scotia	4,020	367,991
Barclays PLC	50,724	341,351
BNP Paribas SA	2,891	345,139
Canadian Imperial Bank of Commerce	3,163	359,011
China Construction Bank Corp. - Class H	267,340	324,009
China Merchants Bank Co. Ltd. - Class H	40,950	266,175
Citigroup, Inc.	7,044	927,131

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Commonwealth Bank of Australia	2,384	$273,169
DBS Group Holdings Ltd.	6,362	387,396
HSBC Holdings PLC	19,455	402,908
Industrial & Commercial Bank of China Ltd. - Class H	347,625	335,720
ING Groep NV	10,560	373,927
Intesa Sanpaolo SpA	41,089	324,018
JPMorgan Chase & Co.	4,413	1,571,116
Lloyds Banking Group PLC	221,404	329,852
Mitsubishi UFJ Financial Group, Inc.	17,041	392,556
Mizuho Financial Group, Inc.	8,245	445,049
National Australia Bank Ltd.	9,107	252,102
National Bank of Canada	2,226	341,573
NatWest Group PLC	33,566	309,003
Nordea Bank Abp	14,986	306,624
Oversea-Chinese Banking Corp. Ltd.	18,126	449,478
PNC Financial Services Group, Inc.	14	3,355
Postal Savings Bank of China Co. Ltd. - Class H (b)	347,329	234,848
Royal Bank of Canada	1,788	365,612
Societe Generale SA	3,844	324,382
Standard Chartered PLC	12,296	362,710
Sumitomo Mitsui Financial Group, Inc.	9,799	427,844
Toronto-Dominion Bank	3,225	390,155
UniCredit SpA	3,563	348,222
US Bancorp	46	2,833
Wells Fargo & Co.	2,992	258,479
Westpac Banking Corp.	10,131	250,828
		15,074,222
Diversified Capital Markets - 0.7%
Deutsche Bank AG	7,465	300,535
Macquarie Group Ltd.	2,041	366,508
UBS Group AG	6,576	360,222
		1,027,265
Diversified Financial Services - 0.0% (c)
Apollo Global Management, Inc.	90	12,292

Financial Exchanges & Data - 1.3%
CME Group, Inc.	20	5,710
Coinbase Global, Inc. - Class A (a)	1,362	256,219
Deutsche Boerse AG	1,066	356,605
Hong Kong Exchanges & Clearing Ltd.	4,695	254,682
Intercontinental Exchange, Inc.	300	48,210
London Stock Exchange Group PLC	2,328	283,899
Moody's Corp.	84	42,390
MSCI, Inc.	393	224,261
Nasdaq, Inc.	37	3,649

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
S&P Global, Inc.	863	$376,130
		1,851,755
Insurance Brokers - 0.4%
Aon PLC - Class A	791	254,322
Arthur J Gallagher & Co.	3	787
Marsh & McLennan Cos., Inc.	905	171,769
Willis Towers Watson PLC	596	201,776
		628,654
Investment Banking & Brokerage - 1.1%
Charles Schwab Corp.	2,615	287,179
Goldman Sachs Group, Inc.	290	297,511
Interactive Brokers Group, Inc. - Class A	3,570	347,325
Morgan Stanley	1,495	318,914
Robinhood Markets, Inc. - Class A (a)	3,000	314,430
		1,565,359
Life & Health Insurance - 1.0%
Aflac, Inc.	2,422	280,589
AIA Group Ltd.	28,225	274,564
China Life Insurance Co. Ltd. - Class H	86,191	333,176
Manulife Financial Corp.	7,497	318,012
MetLife, Inc.	189	17,987
Ping An Insurance Group Co. of China Ltd. - Class H	36,588	263,962
		1,488,290
Multi-line Insurance - 0.8%
Allianz SE	619	324,124
AXA SA	5,531	276,897
China Pacific Insurance Group Co. Ltd. - Class H	61,187	235,897
Zurich Insurance Group AG	372	272,713
		1,109,631
Multi-Sector Holdings - 1.5%
Berkshire Hathaway, Inc. - Class B (a)	3,618	1,823,580
Investor AB (a)	7,905	340,956
		2,164,536
Property & Casualty Insurance - 1.1%
Allstate Corp.	1,517	391,083
American International Group, Inc.	162	12,370
Chubb Ltd.	998	337,923
People's Insurance Co. Group of China Ltd. - Class H	272,007	198,493
PICC Property & Casualty Co. Ltd. - Class H	107,044	232,703
Progressive Corp.	401	87,450
Tokio Marine Holdings, Inc.	6,279	302,925
Travelers Cos., Inc.	114	41,716
		1,604,663

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Regional Banks - 0.0% (c)
Truist Financial Corp.	1,276	$63,264

Reinsurance - 0.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	414	249,481
Swiss Re AG	1,515	263,417
		512,898
Transaction & Payment Processing Services - 0.9%
Adyen NV (a)(b)	194	236,022
Mastercard, Inc. - Class A	841	495,610
PayPal Holdings, Inc.	5	263
Visa, Inc. - Class A	1,549	587,644
		1,319,539
Total Financials		30,334,047

Health Care - 7.9%
Biotechnology - 1.3%
AbbVie, Inc.	1,830	469,248
Amgen, Inc.	1,069	459,542
Argenx SE (a)	276	280,706
CSL Ltd.	2,226	273,680
Gilead Sciences, Inc.	1,946	284,778
Regeneron Pharmaceuticals, Inc.	4	3,196
Vertex Pharmaceuticals, Inc. (a)	217	118,161
		1,889,311
Health Care Distributors - 0.3%
Cardinal Health, Inc.	1,279	300,079
Cencora, Inc.	280	90,608
McKesson Corp.	20	17,706
		408,393
Health Care Equipment - 1.1%
Abbott Laboratories	4,093	451,703
Becton Dickinson & Co.	1,348	253,572
Boston Scientific Corp. (a)	2,934	141,712
Edwards Lifesciences Corp. (a)	17	1,543
IDEXX Laboratories, Inc. (a)	36	20,041
Intuitive Surgical, Inc. (a)	437	164,688
Medtronic PLC	2,724	246,931
Stryker Corp.	766	248,031
		1,528,221
Health Care Facilities - 0.1%
HCA Healthcare, Inc.	256	106,099

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Health Care Services - 0.0% (c)
Cigna Group	111	$30,645
CVS Health Corp.	53	4,977
		35,622
Health Care Supplies - 0.3%
EssilorLuxottica SA	827	154,032
Hoya Corp.	1,754	270,100
		424,132
Life Sciences Tools & Services - 0.8%
Danaher Corp.	1,245	265,882
Lonza Group AG	405	288,889
Thermo Fisher Scientific, Inc.	915	564,647
Waters Corp. (a)	194	80,438
		1,199,856
Managed Health Care - 0.3%
Elevance Health, Inc.	313	122,865
UnitedHealth Group, Inc.	935	364,098
		486,963
Pharmaceuticals - 3.7%
AstraZeneca PLC	1,542	250,101
Bayer AG	5,174	294,723
Bristol-Myers Squibb Co.	1,293	86,385
Eli Lilly & Co.	793	917,287
GSK PLC	11,822	296,908
Haleon PLC	52,381	261,334
Johnson & Johnson	1,591	422,967
Merck & Co., Inc.	2,507	370,434
Merck KGaA	2,030	327,754
Novartis AG	2,003	305,424
Novo Nordisk AS	4,572	207,733
Pfizer, Inc.	25,191	716,936
Roche Holding AG	757	330,389
Sanofi SA	2,637	235,269
Takeda Pharmaceutical Co. Ltd.	8,965	323,526
Zoetis, Inc.	53	4,086
		5,351,256
Total Health Care		11,429,853

Industrials - 10.6%
Aerospace & Defense - 2.9%
Airbus SE	1,101	252,243
Axon Enterprise, Inc. (a)	4	2,266
BAE Systems PLC	10,140	280,838
Boeing Co. (a)	1,164	241,856
General Dynamics Corp.	262	97,294

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
General Electric Co.	914	$306,839
Honeywell Aerospace, Inc. (a)	640	101,190
Howmet Aerospace, Inc.	935	229,028
L3Harris Technologies, Inc.	222	59,108
Lockheed Martin Corp.	447	250,870
Northrop Grumman Corp.	1,555	839,233
Rheinmetall AG	148	190,957
Rocket Lab Corp. (a)	3,159	201,923
Rolls-Royce Holdings PLC	17,312	358,949
RTX Corp.	1,357	281,890
Safran SA	765	299,453
TransDigm Group, Inc.	109	127,720
		4,121,657
Agricultural & Farm Machinery - 0.2%
Deere & Co.	510	334,004

Air Freight & Logistics - 0.4%
DHL AG	5,236	341,436
DSV AS	980	206,722
FedEx Corp.	103	33,722
United Parcel Service, Inc. - Class B	20	2,085
		583,965
Building Products - 0.2%
Carrier Global Corp.	90	5,240
Johnson Controls International PLC	232	32,071
Trane Technologies PLC	630	279,972
		317,283
Cargo Ground Transportation - 0.0% (c)
Fedex Freight Holding Co., Inc. (a)	51	6,821

Construction & Engineering - 0.6%
Comfort Systems USA, Inc.	265	409,589
MasTec, Inc. (a)	538	129,002
Quanta Services, Inc.	170	103,206
Vinci SA	1,846	242,618
		884,415
Construction Machinery & Heavy Transportation Equipment - 0.5%
Caterpillar, Inc.	409	326,165
Cummins, Inc.	87	49,103
PACCAR, Inc.	88	10,923
Volvo AB - Class B	9,109	329,260
		715,451
Diversified Support Services - 0.0% (c)
Cintas Corp.	75	15,134

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Electrical Components & Equipment - 1.1%
ABB Ltd.	3,467	$338,830
AMETEK, Inc.	11	2,587
Contemporary Amperex Technology Co. Ltd. - Class H	3,714	284,054
Eaton Corp. PLC	695	279,306
Emerson Electric Co.	118	17,988
Schneider Electric SE	916	313,448
Vertiv Holdings Co. - Class A	1,392	360,138
		1,596,351
Environmental & Facilities Services - 0.1%
Republic Services, Inc.	15	3,314
Waste Connections, Inc.	223	36,866
Waste Management, Inc.	467	102,236
		142,416
Heavy Electrical Equipment - 0.7%
GE Vernova, Inc.	385	345,934
Mitsubishi Electric Corp.	9,424	329,471
Siemens Energy AG	2,112	348,795
		1,024,200
Human Resource & Employment Services - 0.4%
Automatic Data Processing, Inc.	153	43,783
Recruit Holdings Co. Ltd.	5,030	573,530
		617,313
Industrial Conglomerates - 0.7%
3M Co.	1,475	253,449
Hitachi Ltd.	8,639	294,078
Honeywell International, Inc.	641	136,766
Siemens AG	951	315,483
		999,776
Industrial Machinery & Supplies & Components - 0.6%
Atlas Copco AB - Class A	15,813	340,113
Atlas Copco AB - Class B	16,584	308,905
Illinois Tool Works, Inc.	30	8,261
Mitsubishi Heavy Industries Ltd.	9,437	229,737
Parker-Hannifin Corp.	30	29,383
		916,399
Passenger Ground Transportation - 0.2%
Uber Technologies, Inc. (a)	3,322	251,309

Rail Transportation - 0.9%
Canadian National Railway Co.	2,765	345,238
Canadian Pacific Kansas City Ltd.	3,360	311,260
CSX Corp.	2,103	106,223
Norfolk Southern Corp.	300	102,837

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Union Pacific Corp.	1,278	$384,256
		1,249,814
Research & Consulting Services - 0.2%
Mobility Global, Inc.	863	17,519
RELX PLC	5,714	206,878
		224,397
Trading Companies & Distributors - 0.9%
Fastenal Co.	766	37,771
ITOCHU Corp.	22,955	302,905
Marubeni Corp.	8,234	254,004
Mitsubishi Corp.	10,815	325,229
Mitsui & Co. Ltd.	9,942	311,734
United Rentals, Inc.	111	115,218
WW Grainger, Inc.	3	3,929
		1,350,790
Total Industrials		15,351,495

Information Technology - 15.8%
Application Software - 2.0%
Adobe, Inc. (a)	937	274,344
Autodesk, Inc. (a)	9	2,327
Cadence Design Systems, Inc. (a)	9	3,049
Constellation Software, Inc.	130	294,407
Guidewire Software, Inc. (a)	993	203,317
Intuit, Inc.	539	193,663
Palantir Technologies, Inc. - Class A (a)	1,294	241,176
Roper Technologies, Inc.	8	3,397
Salesforce, Inc.	3,800	978,652
SAP SE	981	217,526
Strategy, Inc. - Class A (a)	1,893	251,655
Synopsys, Inc. (a)	406	178,474
Workday, Inc. - Class A (a)	29	5,726
		2,847,713
Communications Equipment - 0.7%
Arista Networks, Inc. (a)	1,826	357,330
Cisco Systems, Inc.	3,453	381,522
Motorola Solutions, Inc.	703	341,166
		1,080,018
Electronic Components - 0.4%
Amphenol Corp. - Class A	3,631	575,695
Corning, Inc.	242	35,993
		611,688
Electronic Equipment & Instruments - 0.3%
Keyence Corp.	762	399,054

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Electronic Manufacturing Services - 0.0% (c)
TE Connectivity PLC	14	$2,874

Internet Services & Infrastructure - 0.8%
Cloudflare, Inc. - Class A (a)	1,513	461,631
Shopify, Inc. - Class A (a)	1,712	252,298
Snowflake, Inc. - Class A (a)	603	199,852
VeriSign, Inc.	1,036	298,658
		1,212,439
IT Consulting & Other Services - 0.9%
Accenture PLC - Class A	1,035	196,402
Fujitsu Ltd.	9,842	238,364
International Business Machines Corp.	2,625	613,909
NEC Corp.	6,634	203,816
		1,252,491
Semiconductor Materials & Equipment - 1.7%
Advantest Corp.	2,256	475,773
Applied Materials, Inc.	793	363,503
ASML Holding NV	256	431,702
KLA Corp.	1,720	301,774
Lam Research Corp.	1,222	368,421
Tokyo Electron Ltd.	1,325	468,125
		2,409,298
Semiconductors - 4.5%
Advanced Micro Devices, Inc. (a)	1,075	506,024
Analog Devices, Inc.	853	308,905
Broadcom, Inc.	3,281	1,215,086
Infineon Technologies AG	6,781	443,366
Intel Corp. (a)	5,565	498,123
Marvell Technology, Inc.	204	43,179
Micron Technology, Inc.	628	602,082
Monolithic Power Systems, Inc.	244	309,336
NVIDIA Corp.	5,612	1,239,017
NXP Semiconductors NV	92	20,667
QUALCOMM, Inc.	1,655	282,144
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,844	765,850
Texas Instruments, Inc.	1,249	325,877
		6,559,656
Systems Software - 3.1%
Crowdstrike Holdings, Inc. - Class A (a)	560	129,360
Fortinet, Inc. (a)	512	87,516
Microsoft Corp.	2,506	1,271,269
Oracle Corp.	1,893	282,284
Palo Alto Networks, Inc. (a)	6,133	2,343,603

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
ServiceNow, Inc. (a)	2,315	$342,597
		4,456,629
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	4,190	1,327,601
Dell Technologies, Inc. - Class C	267	121,755
Western Digital Corp.	985	443,792
Xiaomi Corp. - Class B (a)(b)	40,495	142,690
		2,035,838
Total Information Technology		22,867,698

Materials - 5.0%
Construction Materials - 0.2%
CRH PLC	58	5,469
Holcim AG	2,853	250,729
		256,198
Copper - 0.0% (c)
Freeport-McMoRan, Inc.	1,031	78,088

Diversified Chemicals - 0.2%
BASF SE	5,199	319,941

Diversified Metals & Mining - 1.8%
Anglo American PLC	7,104	410,929
BHP Group Ltd.	9,112	432,459
CMOC Group Ltd. - Class H	92,976	199,867
Glencore PLC	55,468	447,646
Grupo Mexico SAB de CV - Class B	31,420	429,973
Rio Tinto PLC	3,767	391,701
Zijin Mining Group Co. Ltd. - Class H	59,785	279,306
		2,591,881
Fertilizers & Agricultural Chemicals - 0.0% (c)
Corteva, Inc.	259	21,919

Gold Mining - 1.3%
Agnico Eagle Mines Ltd.	1,467	297,676
Anglogold Ashanti PLC	2,885	322,559
Barrick Mining Corp.	7,044	315,924
Franco-Nevada Corp.	1,138	299,364
Newmont Corp.	2,134	269,012
Wheaton Precious Metals Corp.	2,550	384,336
		1,888,871
Industrial Gases - 0.4%
Air Liquide SA	1,423	280,230
Air Products and Chemicals, Inc.	8	2,475

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Linde PLC	534	$261,436
		544,141
Specialty Chemicals - 0.3%
Ecolab, Inc.	20	5,664
Sherwin-Williams Co.	288	97,577
Shin-Etsu Chemical Co. Ltd.	8,965	338,005
		441,246
Steel - 0.8%
Nucor Corp.	4,516	1,127,374
Total Materials		7,269,659

Real Estate - 0.0% (c)
Real Estate Services - 0.0% (c)
CBRE Group, Inc. - Class A (a)	20	2,916

Utilities - 2.4%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	248	30,363
Constellation Energy Corp.	4,706	1,293,068
Duke Energy Corp.	264	31,656
Enel SpA	26,251	287,263
Exelon Corp.	87	3,804
Iberdrola SA	13,423	313,076
NextEra Energy, Inc.	3,155	259,783
Southern Co.	255	22,440
		2,241,453
Independent Power Producers & Energy Traders - 0.4%
AES Corp.	39,694	585,089
Vistra Corp.	18	2,473
		587,562
Multi-Utilities - 0.4%
Dominion Energy, Inc.	146	9,638
National Grid PLC	17,358	275,184
Public Service Enterprise Group, Inc.	449	32,925
Sempra	1,772	144,772
WEC Energy Group, Inc.	1,496	158,830
		621,349
Total Utilities		3,450,364
TOTAL COMMON STOCKS (Cost $78,220,074)		119,484,365

EXCHANGE TRADED FUNDS - 15.2%
Invesco Exchange-Traded Fund Trust-Invesco S&P 500r Top 50 ETF	22,900	1,431,021
Invesco S&P 500 Equal Weight ETF	3,242	711,262
Invesco S&P 500 Low Volatility ETF	110,941	8,286,183

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
iShares Core MSCI EAFE ETF	13,115	$1,314,910
iShares Core S&P 500 ETF	1,172	903,307
iShares Core S&P Mid-Cap ETF	7,804	588,032
Schwab Emerging Markets Equity ETF	5,820	215,340
Schwab International Equity ETF	31,659	893,417
State Street SPDR S&P 500 ETF Trust	1,957	1,501,117
Vanguard FTSE Developed Markets ETF	10,212	744,659
Vanguard FTSE Emerging Markets ETF	7,215	436,652
Vanguard FTSE Europe ETF	11,063	1,014,035
Vanguard FTSE Pacific ETF	4,071	469,997
Vanguard Morningstar Total Stock Market ETF	3,954	1,495,205
Vanguard S&P 500 ETF	1,194	841,639
Vanguard Total International Stock ETF	13,673	1,193,926
TOTAL EXCHANGE TRADED FUNDS (Cost $16,565,920)		22,040,702

REAL ESTATE INVESTMENT TRUSTS - 0.8%
Real Estate - 0.8%
Industrial REITs - 0.2%
Prologis, Inc.	1,842	257,733

Telecom Tower REITs - 0.1%
American Tower Corp.	1,097	192,743

Timber REITs - 0.5%
Weyerhaeuser Co.	31,260	730,546
Total Real Estate		1,181,022
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,180,215)		1,181,022

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.4%
First American Government Obligations Fund - Class X, 3.59% (d)	2,009,326	2,009,326
TOTAL MONEY MARKET FUNDS (Cost $2,009,326)		2,009,326

TOTAL INVESTMENTS - 99.9% (Cost $97,975,535)		$144,715,415
Other Assets in Excess of Liabilities - 0.1%		181,415
TOTAL NET ASSETS - 100.0%		$144,896,830

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

CAMBRIA GLOBAL EW ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $815,550 or 0.6% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CAMBRIA GLOBAL EW ETF

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Cambria Global EW ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$119,484,365	$—	$—	$119,484,365
Exchange Traded Funds	22,040,702	—	—	22,040,702
Real Estate Investment Trusts	1,181,022	—	—	1,181,022
Money Market Funds	2,009,326	—	—	2,009,326
Total Investments	$144,715,415	$—	$—	$144,715,415

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended August 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.